Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Leadership Team
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Personnel expenses and other short-term employee benefits	2,856	3,835	3,490
Extra pension benefits	33	166	(37)
Share-based compensation	2,081	2,302	925
Advisory fees	471	—	—
Executive Committee & Board members compensation	5,441	6,303	4,377
During fiscal year 2025, the Company's governance structure changed from a public limited company with an executive board and supervisory board to a public limited company with a board of directors. The roles of Chairman and Chief Executive Officer were separated.
two members of the Supervisory Board were not appointed to the Board of Directors. In addition, two new members were appointed, bringing the number of directors to eight, as in the previous fiscal year.
Calculation of share-based compensation is detailed in Note 11.b.
Members of the Supervisory Board and Board of Directors
The Company recognized a provision of €547 thousand for attendance fees (jetons de presence) relating to the year ended December 31, 2025 which should be paid in 2026. This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of €353 thousand and €310 thousand as of December 31, 2023 and 2024, respectively.
Related parties
Novo Nordisk A/S is a shareholder and has entered into three licensing agreements with the Company for the drug candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, the Company will pay milestones and royalties on sales of these drug candidates.
At December 31, 2025, 2024 and 2023, respectively, the Company had no recognised debt to Novo Nordisk A/S.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab, IPH5201). The payments between the two companies as well as the liabilities and receivables as of December 31, 2025 are as follows:

	As of December 31, 2025
(in thousands of euros)	Payments	Upcoming payments
Collection (AstraZeneca towards the Company) / Receivables	2,003	565
Payments (the Company towards AstraZeneca) / Liabilities	(4,978)	(1,568)
Total	(2,975)	(1,003)
Sanofi invested €15.0 million in capital on April 23, 2025, representing 9.05% of total shares. Sanofi is related to the company through two collaboration agreements. With the exception of the capital investment, the company had no financial transactions during the 2025 financial year.
Other balance sheet items relating to related parties are disclosed in Note 13.
Subsidiaries
The business relationships between the Company and its subsidiary Innate Pharma Inc are governed by intra-group agreements, conducted at standard conditions similar to arm’s length basis.